Segment reporting (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [line items]
Disclosure of operating segments [Table Text Block]
The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Others (2)						Total
	2023		2022		2021		2023		2022		2021		2023		2022		2021		2023		2022		2021
Revenues (1)	Rs.	213,768	Rs.	179,170	Rs.	154,404	Rs.	29,069	Rs.	30,740	Rs.	31,982	Rs.	3,042	Rs.	4,481	Rs.	3,336	Rs.	245,879	Rs.	214,391	Rs.	189,722
Gross profit	Rs.	132,719	Rs.	103,270	Rs.	91,111	Rs.	4,715	Rs.	6,821	Rs.	9,426	Rs.	1,909	Rs.	3,749	Rs.	2,540	Rs.	139,343	Rs.	113,840	Rs.	103,077
Selling, general and administrative expenses																				68,026		62,081		54,650
Research and development expenses																				19,381		17,482		16,541
Impairment of non-current assets																				699		7,562		8,588
Other income, net																				(5,907)		(2,761)		(982)
Results from operating activities																			Rs.	57,144	Rs.	29,476	Rs.	24,280
Finance income, net																				2,853		2,119		1,653
Share of profit of equity accounted investees, net of tax																				370		703		480
Profit before tax																			Rs.	60,367	Rs.	32,298	Rs.	26,413
Tax expense, net																				15,300		8,730		9,175
Profit for the year																			Rs.	45,067	Rs.	23,568	Rs.	17,238

(1)
Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively)

and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).

(2)
As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.

Analysis of revenues within the Global Generics segment [Table Text Block]
Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2023		2022		2021
Oncology	Rs.	48,671	Rs.	17,051	Rs.	16,842
Nervous System		27,888		26,159		29,040
Pain Management		23,585		18,437		15,531
Gastrointestinal		23,439		23,386		21,132
Respiratory		17,074		15,085		11,089
Anti-Infective		17,066		22,526		12,906
Cardiovascular		16,187		14,856		15,460
Hematology		10,316		11,737		4,959
Dermatology		6,749		6,797		5,240
Nutraceuticals		5,876		4,530		4,059
Others		16,917		18,606		18,146
To t al	Rs.	213,768	Rs.	179,170	Rs.	154,404

Analysis of revenues within the PSAI segment [Table Text Block]
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below
:

	For the Year Ended March 31,
	2023		2022		2021
Cardiovascular	Rs.	6,625	Rs.	7,729	Rs.	9,834
Oncology		4,252		2,526		2,385
Nervous System		3,753		3,017		2,704
Pain Management		3,729		4,513		4,657
Anti-Infective		2,346		5,450		4,126
Gastrointestinal		1,064		982		1,098
Diabetology		998		544		350
Respiratory		810		676		1,317
Dermatology		716		498		768
Genitourinary		637		705		825
Others		4,139		4,100		3,918
Total	Rs.	29,069	Rs.	30,740	Rs.	31,982

Analysis of revenues by geography [Table Text block]
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2023		2022		2021
India	Rs.	50,499	Rs.	43,986	Rs.	36,252
United States		106,683		80,564		76,702
Russia		21,228		20,879		15,816
Others (1)		67,469		68,962		60,952
	Rs.	245,879	Rs.	214,391	Rs.	189,722

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Reportable segments [member]
Disclosure of operating segments [line items]
Analysis of revenues within the Global Generics segment [Table Text Block]

Revenues within the Global Generics segment:

Revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2023		2022		2021
Oncology	Rs.	48,671	Rs.	17,051	Rs.	16,842
Nervous System		27,888		26,159		29,040
Pain Management		23,585		18,437		15,531
Gastrointestinal		23,439		23,386		21,132
Respiratory		17,074		15,085		11,089
Anti-Infective		17,066		22,526		12,906
Cardiovascular		16,187		14,856		15,460
Hematology		10,316		11,737		4,959
Dermatology		6,749		6,797		5,240
Nutraceuticals		5,876		4,530		4,059
Others		16,917		18,606		18,146
To t al	Rs.	213,768	Rs.	179,170	Rs.	154,404

Analysis of revenues within the PSAI segment [Table Text Block]
Revenues within the PSAI segment:

Revenues by therapeutic areas in the Company’s PSAI segment is given below
:

	For the Year Ended March 31,
	2023		2022		2021
Cardiovascular	Rs.	6,625	Rs.	7,729	Rs.	9,834
Oncology		4,252		2,526		2,385
Nervous System		3,753		3,017		2,704
Pain Management		3,729		4,513		4,657
Anti-Infective		2,346		5,450		4,126
Gastrointestinal		1,064		982		1,098
Diabetology		998		544		350
Respiratory		810		676		1,317
Dermatology		716		498		768
Genitourinary		637		705		825
Others		4,139		4,100		3,918
Total	Rs.	29,069	Rs.	30,740	Rs.	31,982

Analysis of revenues by geography [Table Text block]
Revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2023		2022		2021
India	Rs.	50,499	Rs.	43,986	Rs.	36,252
United States		106,683		80,564		76,702
Russia		21,228		20,879		15,816
Others (1)		67,469		68,962		60,952
	Rs.	245,879	Rs.	214,391	Rs.	189,722

(1)	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil, South Africa, China, Canada and other countries across the world.

Disclosure of analysis of Company's non-current assets (other than financial instruments and deferred tax assets)[Table Text Block]
The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2023		2022
Ind i a	Rs.	91,873	Rs.	83,166
Switzerland		5,070		4,748
United States		3,276		3,851
Germany		776		1,263
O t h e rs		5,336		5,244
	Rs.	106,331	Rs.	98,272

Disclosure of analysis of distribution of the Company's property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) [Table Text Block]
The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2023		2022
Ind i a	Rs.	18,362	Rs.	15,580
Switzerland		1,209		195
United States		532		260
Others		732		1,198
	Rs.	20,835	Rs.	17,233

Disclosure of Analysis of depreciation and amortization, included in cost of revenues [Table Text Block]
Depreciation	and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2023		2022		2021
Global Generics	Rs.	3,269	Rs.	3,078	Rs.	3,435
PSAI		2,773		2,507		2,578
Others		69		42		48
	Rs.	6,111	Rs.	5,627	Rs.	6,061